REVENUE RECOGNITION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Beginning balance	$ 85,808	$ 20,522
Capitalization of deferred contract costs	62,753	34,787
Amortization	(22,034)	(9,090)
Ending balance	$ 126,527	$ 46,219